Derivative Financial Instruments - Schedule of Fair Value of Outstanding Derivative Contracts Recorded As Liabilities in the Accompanying Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Total liabilities at fair value	$ 3.6	$ 1.7	$ 0.8
Designated as Hedging Instrument
Derivative [Line Items]
Total liabilities at fair value	2.8	1.6	0.8
Not Designated as Hedging Instrument
Derivative [Line Items]
Total liabilities at fair value	0.8	0.1	0.0
Accounts payable and accrued expenses | Foreign currency exchange contracts | Designated as Hedging Instrument
Derivative [Line Items]
Total current liabilities at fair value	0.1	0.6	0.4
Accounts payable and accrued expenses | Foreign currency exchange contracts | Not Designated as Hedging Instrument
Derivative [Line Items]
Total current liabilities at fair value			0.0
Accounts payable and accrued expenses | Commodity contracts | Designated as Hedging Instrument
Derivative [Line Items]
Total current liabilities at fair value	2.4	0.7	$ 0.4
Accounts payable and accrued expenses | Commodity contracts | Not Designated as Hedging Instrument
Derivative [Line Items]
Total current liabilities at fair value	0.7	0.1
Other non-current liabilities | Commodity contracts | Designated as Hedging Instrument
Derivative [Line Items]
Total non-current liabilities at fair value	0.3	$ 0.3
Other non-current liabilities | Commodity contracts | Not Designated as Hedging Instrument
Derivative [Line Items]
Total non-current liabilities at fair value	$ 0.1